United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

This filing is on behalf of five of the six Investment Company Series of SunAmerica Series, Inc.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #— 100.1%
Alternative Strategies Investment Companies — 8.4%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A† (cost $34,524,091)	3,528,093	$26,319,574
Domestic Equity Investment Companies — 64.9%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,816,605	31,699,762
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	2,244,876	36,299,651
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	1,306,918	34,136,710
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	1,218,898	33,909,732
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	1,283,399	35,177,960
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	1,872,368	32,167,276
Total Domestic Equity Investment Companies (cost $171,042,002)		203,391,091
Fixed Income Investment Companies — 9.1%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	2,315,575	7,965,577
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	1,901,781	6,466,055
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,482,246	14,185,098
Total Fixed Income Investment Companies (cost $29,228,841)		28,616,730
Foreign Equity Investment Companies — 8.9%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,307,229	12,118,012
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	2,041,853	15,783,524
Total Foreign Equity Investment Companies (cost $29,532,194)		27,901,536
Global Strategies Investment Companies — 8.8%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	998,834	13,504,240
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	994,359	14,169,617
Total Global Strategies Investment Companies (cost $30,130,613)		27,673,857
TOTAL INVESTMENTS (cost $294,457,741)(1)	100.1%	313,902,788
Liabilities in excess of other assets	(0.1)	(436,315)
NET ASSETS —	100.0%	$313,466,473

†                      Non-income producing security

#                      See Note 3

@                 The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)              See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$313,902,788	$—	$—	$313,902,788

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 61.1%
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,120,384	$19,550,703
SunAmerica Series, Inc. SunAmerica Select Dividend Growth Portfolio, Class A	1,082,094	17,497,460
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A	534,487	13,960,806
SunAmerica Specialty Series SunAmerica Focused Alpha Growth Fund, Class A	545,763	15,183,114
SunAmerica Specialty Series SunAmerica Focused Alpha Large-Cap Fund, Class A	720,399	19,746,126
SunAmerica Specialty Series SunAmerica Small-Cap Fund, Class A†	1,018,507	17,497,942
Total Domestic Equity Investment Companies (cost $88,122,557)		103,436,151
Fixed Income Investment Companies — 25.7%
SunAmerica Income Funds SunAmerica Flexible Credit Fund, Class A	2,510,000	8,634,399
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	4,662,509	15,852,529
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,198,000	11,464,860
SunAmerica Senior Floating Rate Fund, Inc., Class A	934,153	7,538,613
Total Fixed Income Investment Companies (cost $44,652,699)		43,490,401
Foreign Equity Investment Companies — 8.3%
SunAmerica Equity Funds SunAmerica International Dividend Strategy Fund, Class A	1,150,544	10,665,545
SunAmerica Equity Funds SunAmerica Japan Fund, Class A	453,548	3,505,927
Total Foreign Equity Investment Companies (cost $16,248,305)		14,171,472
Global Strategies Investment Companies — 5.0%
SunAmerica Specialty Series SunAmerica Global Trends Fund, Class A	390,466	5,279,103
SunAmerica Specialty Series SunAmerica Income Explorer Fund, Class A	222,306	3,167,857
Total Global Strategies Investment Companies (cost $9,314,947)		8,446,960
TOTAL INVESTMENTS (cost $158,338,508)(1)	100.1%	169,544,984
Liabilities in excess of other assets	(0.1)	(205,833)
NET ASSETS —	100.0%	$169,339,151

†	Non-income producing security
#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.safunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$169,544,984	$—	$—	$169,544,984

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — July 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.6%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	4,213,604	$307,930,180
Aerospace/Defense — 3.6%
Lockheed Martin Corp.	1,650,531	341,824,970
Beverages-Non-alcoholic — 3.2%
Coca-Cola Co.	7,247,251	297,717,071
Chemicals-Diversified — 3.5%
LyondellBasell Industries NV, Class A	3,528,359	331,065,925
Commercial Services-Finance — 3.2%
H&R Block, Inc.	9,024,224	300,416,417
Computer Services — 7.3%
Accenture PLC, Class A	3,686,529	380,118,005
International Business Machines Corp.	1,910,855	309,539,402
		689,657,407
Cosmetics & Toiletries — 2.8%
Procter & Gamble Co.	3,489,832	267,670,114
Diversified Manufacturing Operations — 3.3%
General Electric Co.	11,735,004	306,283,604
Enterprise Software/Service — 3.2%
CA, Inc.	10,438,994	304,140,090
Food-Misc./Diversified — 7.9%
Kellogg Co.	4,859,518	321,554,306
Kraft Heinz Co.	5,383,521	427,828,414
		749,382,720
Internet Security — 2.9%
Symantec Corp.	12,144,142	276,157,789
Medical-Drugs — 7.2%
Merck & Co., Inc.	5,227,404	308,207,740
Pfizer, Inc.	10,222,155	368,610,909
		676,818,649
Networking Products — 3.6%
Cisco Systems, Inc.	12,087,262	343,519,986
Oil & Gas Drilling — 2.4%
Helmerich & Payne, Inc.	3,889,073	224,555,075
Oil Companies-Exploration & Production — 5.0%
ConocoPhillips	4,446,253	223,824,376
Occidental Petroleum Corp.	3,596,717	252,489,534
		476,313,910
Oil Companies-Integrated — 2.5%
Chevron Corp.	2,678,039	236,952,891
Oil Field Machinery & Equipment — 2.9%
National Oilwell Varco, Inc.	6,507,646	274,167,126
Retail-Apparel/Shoe — 3.0%
Coach, Inc.	8,942,529	279,006,905
Retail-Computer Equipment — 3.4%
GameStop Corp., Class A	7,017,596	321,756,777
Retail-Office Supplies — 3.6%
Staples, Inc.	23,137,848	340,357,744
Retail-Restaurants — 3.4%
McDonald’s Corp.	3,255,321	325,076,355
Telephone-Integrated — 6.2%
AT&T, Inc.	8,699,141	302,208,158
Verizon Communications, Inc.	6,073,211	284,165,543
		586,373,701
Tobacco — 11.2%
Altria Group, Inc.	6,282,419	341,637,945
Philip Morris International, Inc.	3,537,215	302,537,999
Reynolds American, Inc.	4,776,458	409,772,332
		1,053,948,276
Total Long-Term Investment Securities (cost $8,846,650,018)		9,311,093,682

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Note 0.07% due 08/11/15 (cost $14,999,708)	$15,000,000	14,999,940
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.01% due 08/27/15 (cost $24,999,910)	25,000,000	24,999,425
Total Short-Term Investment Securities (cost $39,999,618)		39,999,365
REPURCHASE AGREEMENTS — 0.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $66,792,000)	66,792,000	66,792,000
TOTAL INVESTMENTS (cost $8,953,441,636)(2)	99.7%	9,417,885,047
Other assets less liabilities	0.3	29,306,322
NET ASSETS —	100.0%	$9,447,191,369

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$9,311,093,682	$—	$—	$9,311,093,682
Short-Term Investment Securities	—	39,999,365	—	39,999,365
Repurchase Agreements	—	66,792,000	—	66,792,000
Total Investments at Value	$9,311,093,682	$106,791,365	$—	$9,417,885,047

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA STRATEGIC VALUE PORTFOLIO

Portfolio of Investments — July 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.8%
Aerospace/Defense — 3.4%
General Dynamics Corp.	16,414	$2,447,492
Northrop Grumman Corp.	23,275	4,026,808
Raytheon Co.	18,493	2,017,401
		8,491,701
Aerospace/Defense-Equipment — 1.9%
Harris Corp.	21,255	1,762,889
Orbital ATK, Inc.	13,785	978,046
United Technologies Corp.	19,561	1,962,164
		4,703,099
Airlines — 0.9%
Alaska Air Group, Inc.	31,255	2,367,566
Apparel Manufacturers — 0.5%
Ralph Lauren Corp.	9,907	1,247,192
Applications Software — 1.7%
Microsoft Corp.	93,292	4,356,736
Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp.	10,046	1,045,487
Banks-Super Regional — 2.8%
PNC Financial Services Group, Inc.	14,852	1,458,170
Wells Fargo & Co.	95,622	5,533,645
		6,991,815
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,389	438,590
Cable/Satellite TV — 2.0%
Comcast Corp., Class A	55,509	3,464,317
DISH Network Corp., Class A†	23,838	1,540,173
		5,004,490
Chemicals-Diversified — 0.9%
Dow Chemical Co.	48,951	2,303,634
Commercial Services-Finance — 1.4%
SEI Investments Co.	64,928	3,461,312
Computer Services — 0.7%
Leidos Holdings, Inc.	41,715	1,701,972
Computers — 0.8%
Hewlett-Packard Co.	69,437	2,119,217
Computers-Memory Devices — 0.4%
Brocade Communications Systems, Inc.	107,078	1,098,620
Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	30,715	2,089,234
Edgewell Personal Care Co.	11,389	1,090,041
Procter & Gamble Co.	44,550	3,416,985
		6,596,260
Diagnostic Equipment — 1.2%
Danaher Corp.	32,589	2,983,849
Diversified Banking Institutions — 3.7%
Bank of America Corp.	232,327	4,154,007
Citigroup, Inc.	31,213	1,824,712
JPMorgan Chase & Co.	46,567	3,191,236
		9,169,955
Diversified Manufacturing Operations — 2.8%
Crane Co.	44,335	2,358,622
Dover Corp.	40,083	2,568,118
Eaton Corp. PLC	24,115	1,460,887
Ingersoll-Rand PLC	11,569	710,336
		7,097,963
Electric Products-Misc. — 1.1%
Emerson Electric Co.	52,093	2,695,813
Electric-Distribution — 1.8%
PPL Corp.	139,687	4,443,443
Electric-Generation — 0.1%
Talen Energy Corp.†	17,447	274,441
Electric-Integrated — 1.9%
AES Corp.	96,916	1,240,525
Public Service Enterprise Group, Inc.	85,915	3,580,078
		4,820,603
Electronic Components-Misc. — 1.2%
AVX Corp.	80,027	1,077,964
Corning, Inc.	51,490	961,833
Garmin, Ltd.	21,833	915,021
		2,954,818
Electronic Components-Semiconductors — 1.9%
Intel Corp.	167,242	4,841,656
Engineering/R&D Services — 0.4%
EMCOR Group, Inc.	23,219	1,110,565
Enterprise Software/Service — 1.5%
CA, Inc.	59,651	1,737,932
ManTech International Corp., Class A	66,084	1,969,964
		3,707,896
Finance-Other Services — 2.3%
NASDAQ OMX Group, Inc.	110,605	5,644,173
Food-Misc./Diversified — 2.3%
Campbell Soup Co.	63,177	3,115,258
Mondelez International, Inc., Class A	59,797	2,698,638
		5,813,896
Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	40,043	870,134
Housewares — 0.4%
Libbey, Inc.	28,640	1,065,694
Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	46,029	2,666,920
Insurance-Life/Health — 0.7%
Aflac, Inc.	26,636	1,706,036
Insurance-Multi-line — 2.6%
ACE, Ltd.	18,111	1,969,933
Allstate Corp.	15,777	1,087,824
Loews Corp.	89,869	3,424,908
		6,482,665
Insurance-Property/Casualty — 3.1%
Chubb Corp.	33,743	4,195,267
Mercury General Corp.	33,712	1,903,043
Travelers Cos., Inc.	15,193	1,612,281
		7,710,591
Insurance-Reinsurance — 2.3%
Aspen Insurance Holdings, Ltd.	30,499	1,466,697
Endurance Specialty Holdings, Ltd.	41,024	2,850,758

Validus Holdings, Ltd.	32,944	1,526,954
		5,844,409
Internet Security — 0.7%
Symantec Corp.	79,863	1,816,085
Investment Management/Advisor Services — 2.6%
Franklin Resources, Inc.	114,496	5,215,293
Janus Capital Group, Inc.	72,860	1,193,447
		6,408,740
Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	22,256	813,234
Machinery-Farming — 0.6%
AGCO Corp.	25,550	1,405,506
Medical Instruments — 0.6%
Medtronic PLC	18,236	1,429,520
Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	23,470	1,732,321
Medical-Drugs — 11.1%
Johnson & Johnson	112,563	11,279,938
Merck & Co., Inc.	159,513	9,404,887
Pfizer, Inc.	194,913	7,028,563
		27,713,388
Medical-HMO — 3.5%
Anthem, Inc.	14,285	2,203,747
UnitedHealth Group, Inc.	46,740	5,674,236
WellCare Health Plans, Inc.†	10,973	886,618
		8,764,601
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	14,161	1,317,115
Metal Processors & Fabrication — 0.4%
Timken Co.	26,775	893,750
Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	79,290	931,658
Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A	21,652	761,068
Multimedia — 1.6%
Time Warner, Inc.	10,109	889,996
Walt Disney Co.	25,537	3,064,440
		3,954,436
Networking Products — 2.2%
Cisco Systems, Inc.	155,914	4,431,076
NETGEAR, Inc.†	31,272	1,047,299
		5,478,375
Oil Companies-Exploration & Production — 3.2%
Devon Energy Corp.	40,825	2,017,571
Occidental Petroleum Corp.	74,378	5,221,336
WPX Energy, Inc.†	94,545	822,542
		8,061,449
Oil Companies-Integrated — 5.7%
Chevron Corp.	61,541	5,445,148
Exxon Mobil Corp.	112,384	8,901,936
		14,347,084
Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	34,726	1,463,006
Oil Refining & Marketing — 0.6%
Valero Energy Corp.	23,365	1,532,744
Oil-Field Services — 1.1%
Baker Hughes, Inc.	20,600	1,197,890
Oil States International, Inc.†	30,270	911,430
Superior Energy Services, Inc.	44,549	757,333
		2,866,653
Printing-Commercial — 0.5%
RR Donnelley & Sons Co.	78,281	1,373,832
Real Estate Investment Trusts — 2.1%
Anworth Mortgage Asset Corp.	204,567	1,022,835
MFA Financial, Inc.	576,099	4,338,025
		5,360,860
Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.	9,238	1,644,734
Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	49,759	3,581,653
Retail-Drug Store — 1.4%
CVS Health Corp.	32,057	3,605,451
Retail-Pawn Shops — 0.3%
Ezcorp, Inc., Class A†	95,767	678,988
Retail-Regional Department Stores — 0.9%
Macy’s, Inc.	30,995	2,140,515
Steel-Producers — 0.6%
United States Steel Corp.	74,777	1,455,908
Telephone-Integrated — 0.4%
Atlantic Tele-Network, Inc.	13,665	966,662
Tobacco — 1.5%
Altria Group, Inc.	67,238	3,656,402
Total Long-Term Investment Securities
(cost $236,582,650)		249,988,949
REPURCHASE AGREEMENTS — 0.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $994,000)	$994,000	994,000
TOTAL INVESTMENTS
(cost $237,576,650)(2)	100.2%	250,982,949
Liabilities in excess of other assets	(0.2)	(411,912)
NET ASSETS —	100.0%	$250,571,037

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$249,988,949	$—	$—	$249,988,949
Repurchase Agreements	—	994,000	—	994,000
Total Investments at Value	$249,988,949	$994,000	$—	$250,982,949

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SUNAMERICA SELECT DIVIDEND GROWTH PORTFOLIO

Portfolio of Investments — July 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.1%
Advertising Agencies — 2.4%
Omnicom Group, Inc.	18,784	$1,372,735
Aerospace/Defense — 4.9%
Lockheed Martin Corp.	6,606	1,368,103
Raytheon Co.	12,591	1,373,552
		2,741,655
Aerospace/Defense-Equipment — 2.5%
Harris Corp.	16,813	1,394,470
Airlines — 2.4%
Copa Holdings SA, Class A	18,109	1,367,773
Applications Software — 2.5%
Microsoft Corp.	29,704	1,387,177
Beverages-Non-alcoholic — 5.2%
Coca-Cola Enterprises, Inc.	29,762	1,520,243
Dr Pepper Snapple Group, Inc.	17,295	1,387,405
		2,907,648
Chemicals-Diversified — 2.4%
Dow Chemical Co.	28,990	1,364,269
Commercial Services-Finance — 5.1%
H&R Block, Inc.	41,553	1,383,299
Western Union Co.	72,216	1,461,652
		2,844,951
Computer Services — 2.5%
International Business Machines Corp.	8,536	1,382,747
Computers — 2.5%
Hewlett-Packard Co.	45,379	1,384,967
Diversified Manufacturing Operations — 2.4%
Crane Co.	25,586	1,361,904
Electronic Components-Misc. — 2.5%
Corning, Inc.	74,163	1,385,365
Electronic Components-Semiconductors — 4.9%
Texas Instruments, Inc.	27,522	1,375,550
Xilinx, Inc.	33,100	1,381,925
		2,757,475
Engines-Internal Combustion — 2.4%
Cummins, Inc.	10,555	1,367,189
Enterprise Software/Service — 2.4%
CA, Inc.	46,944	1,367,713
Food-Confectionery — 2.5%
Hershey Co.	14,865	1,380,810
Housewares — 2.5%
Tupperware Brands Corp.	23,629	1,381,588
Industrial Automated/Robotic — 2.5%
Rockwell Automation, Inc.	11,817	1,379,989
Investment Management/Advisor Services — 5.0%
T. Rowe Price Group, Inc.	17,728	1,367,360
Waddell & Reed Financial, Inc., Class A	31,558	1,417,270
		2,784,630
Medical Products — 2.6%
Baxter International, Inc.	35,714	1,431,417
Metal Processors & Fabrication — 2.5%
Timken Co.	41,603	1,388,708
Multilevel Direct Selling — 2.4%
Nu Skin Enterprises, Inc., Class A	34,401	1,364,000
Oil & Gas Drilling — 6.8%
Ensco PLC, Class A	76,388	1,266,513
Helmerich & Payne, Inc.	22,993	1,327,616
Noble Corp. PLC	103,851	1,241,019
		3,835,148
Oil Field Machinery & Equipment — 2.4%
National Oilwell Varco, Inc.	31,328	1,319,849
Oil-Field Services — 2.4%
RPC, Inc.	108,352	1,332,730
Paper & Related Products — 2.5%
International Paper Co.	29,261	1,400,724
Publishing-Books — 2.4%
John Wiley & Sons, Inc., Class A	25,938	1,374,973
Quarrying — 2.4%
Compass Minerals International, Inc.	16,807	1,344,560
Retail-Apparel/Shoe — 4.9%
Coach, Inc.	43,720	1,364,064
Gap, Inc.	37,983	1,385,620
		2,749,684
Retail-Catalog Shopping — 2.5%
MSC Industrial Direct Co., Inc., Class A	19,612	1,397,551
Steel-Producers — 2.4%
Reliance Steel & Aluminum Co.	22,227	1,346,956
Transport-Rail — 2.4%
Union Pacific Corp.	13,955	1,361,869
Total Long-Term Investment Securities (cost $55,300,938)		54,963,224
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $243,000)	$243,000	243,000
TOTAL INVESTMENTS
(cost $55,543,938)(1)	98.5%	55,206,224
Other assets less liabilities	1.5	842,508
NET ASSETS —	100.0%	$56,048,732

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$54,963,224	$—	$—	$54,963,224
Short-Term Investment Securities	—	243,000	—	243,000
Total Investments at Value	$54,963,224	$243,000	$—	$55,206,224

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—July 31, 2015—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of July 31, 2015, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter (“OTC”) market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Series, Inc.’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Portfolios have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions.  Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolios’ counterparties to elect early termination could cause the Portfolios to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2015, the repurchase agreements held by the Portfolios are subject to master netting agreements. See each Portfolio’s Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Portfolio’s holdings in repurchase agreements.

Note 2. Repurchase Agreement

As of July 31, 2015, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Focused Dividend Strategy	17.46%	$66,792,000
SunAmerica Strategic Value	0.26	994,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $382,466,000, a repurchase price of $382,466,000 and a maturity date of August 1, 2015. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Notes	0.75%	12/31/2017	$100,000,000	$99,930,400
U.S. Treasury Notes	1.75%	05/15/2022	50,000,000	49,375,000
U.S. Treasury Notes	2.13%	08/15/2021	181,350,000	186,375,753
U.S. Treasury Notes	3.38%	11/15/2019	50,000,000	54,439,050

Note 3. Transactions with Affiliates

Focused Multi-Asset Strategy

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31 2014	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2015
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$218,776	$—	$15,950,442	$230,130	$1,784,104	$(520,913)	$(1,757,543)	$12,118,012
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	104,194	1,195,083	16,156,995	1,310,743	1,784,104	(553,811)	653,701	15,783,524
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	225,310	—	—	8,570,414	780,875	19,855	156,183	7,965,577
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	232,450	—	16,130,772	238,843	9,343,372	8,290	(568,478)	6,466,055
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	198,344	—	15,877,239	209,698	1,784,104	13,809	(131,544)	14,185,098
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	580,325	1,993,366	33,706,342	2,596,287	3,568,209	1,136,173	(2,170,831)	31,699,762
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	681,383	48,864	38,029,260	752,955	3,568,209	290,184	795,461	36,299,651
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	379,027	—	36,897,186	401,734	3,568,209	1,343,859	(937,860)	34,136,710
SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	30,946,858	22,708	3,568,209	(1,405,241)	323,458	26,319,574
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	1,081,728	35,601,260	1,104,437	3,568,209	974,146	(201,902)	33,909,732
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	2,160,400	36,514,207	2,183,108	3,568,209	926,998	(878,144)	35,177,960
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	216,471	15,065,655	227,825	1,784,103	(260,104)	254,967	13,504,240
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	543,934	658,466	16,448,346	1,213,753	1,784,104	(8,372)	(1,700,006)	14,169,617
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	32,328,952	22,708	3,568,209	326,581	3,057,244	32,167,276
	$3,163,743	$7,354,378	$339,653,514	$19,085,343	$44,022,229	$2,291,454	$(3,105,294)	$313,902,788

† Includes reinvestment of distributions paid.

Focused Balanced Strategy

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31 2014	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2015
SunAmerica Equity Funds, SunAmerica International Dividend Strategy Fund, Class A	$191,114	$—	$13,610,356	$321,563	$1,302,769	$(219,170)	$(1,744,435)	$10,665,545
SunAmerica Equity Funds, SunAmerica Japan Fund, Class A	22,533	258,458	3,491,065	313,629	325,692	(11,315)	38,240	3,505,927
SunAmerica Income Funds, SunAmerica Flexible Credit Fund, Class A	241,614	—	—	9,146,441	697,210	17,436	167,733	8,634,399
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A@	9,134	—	5,045,520	—	7,451	(682)	278,386	—
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	474,307	—	17,419,130	637,368	1,628,461	39,272	(614,780)	15,852,529
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	162,871	—	10,555,261	284,023	4,324,065	(270,455)	(95,678)	11,464,860
SunAmerica Senior Floating Rate Fund, Inc., Class A	251,427	—	10,300,547	323,786	2,883,998	(119,459)	(82,263)	7,538,613
SunAmerica Series, Inc., Focused Dividend Strategy Portfolio, Class A	353,089	1,197,653	20,232,439	1,730,109	1,791,308	678,392	(1,298,929)	19,550,703
SunAmerica Series, Inc., SunAmerica Select Dividend Growth Portfolio, Class A	326,097	23,242	18,100,593	512,400	1,628,461	130,391	382,537	17,497,460
SunAmerica Series, Inc., SunAmerica Strategic Value Portfolio, Class A	152,237	—	14,821,117	282,686	1,302,769	340,238	(180,466)	13,960,806

SunAmerica Specialty Series, SunAmerica Alternative Strategies Fund, Class A	—	—	2,449,372	2,438	2,363,976	(710,150)	622,316	—
SunAmerica Specialty Series, SunAmerica Focused Alpha Growth Fund, Class A	—	472,338	15,531,893	602,787	1,302,769	393,243	(42,040)	15,183,114
SunAmerica Specialty Series, SunAmerica Focused Alpha Large-Cap Fund, Class A	—	1,265,478	21,376,302	1,436,397	3,015,710	948,542	(999,405)	19,746,126
SunAmerica Specialty Series, SunAmerica Global Trends Fund, Class A	—	82,175	5,713,510	139,246	569,960	(64,654)	60,961	5,279,103
SunAmerica Specialty Series, SunAmerica Income Explorer Fund, Class A	119,704	143,193	3,573,001	295,485	325,692	(16,042)	(358,895)	3,167,857
SunAmerica Specialty Series, SunAmerica Small-Cap Fund, Class A	—	—	17,153,053	163,061	1,628,461	147,579	1,662,710	17,497,942
	$2,304,127	$3,442,537	$179,373,159	$16,191,419	$25,098,752	$1,283,166	$(2,204,008)	$169,544,984

† Includes reinvestment of distributions paid.

@ Effective November 10, 2014, all of the assets and liabilities of the SunAmerica GNMA Fund, a series of SunAmerica Income Funds, were transferred in a tax-free exchange to the SunAmerica U.S. Government Securities Fund, a series of SunAmerica Income Funds, in exchange for shares of the SunAmerica U.S. Government Securities Fund.

Note 4. Federal Income Taxes

	Focused	Focused
	Multi-Asset Strategy	Balanced Strategy
	Portfolio	Portfolio
Cost (tax basis)	$297,853,912	$159,534,795
Appreciation	33,791,069	15,547,030
Depreciation	(17,742,192)	(5,536,841)
Net unrealized appreciation (depreciation)	$16,048,877	$10,010,189

	Focused	SunAmerica Strategic
	Dividend Strategy	Value
	Portfolio	Portfolio
Cost (tax basis)	$8,954,883,822	$238,279,643
Appreciation	1,005,067,814	27,711,177
Depreciation	(542,066,589)	(15,007,871)
Net unrealized appreciation (depreciation)	$463,001,225	$12,703,306

SunAmerica
Select Dividend Growth
Portfolio
Cost (tax basis)	$55,553,857
Appreciation	1,114,230
Depreciation	(1,461,863)
Net unrealized appreciation (depreciation)	$(347,633)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 28, 2015